TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxes Payable [Abstract]
Income tax payable	$ 5,503,770	$ 6,850,279
Value added tax payable	351,098	195,139
Business tax payable	978,130	1,406,039
Other taxes payable	234,595	293,106
Total taxes payable	$ 7,067,593	$ 8,744,563